Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
NET SALES	$ 539,521	$ 457,253	$ 530,348	[1]
COST OF SALES	279,365	235,081	269,541
GROSS PROFIT	260,156	222,172	260,807
OPERATING EXPENSES
Research and development	121,784	110,305	102,028
Sales and marketing	24,805	25,108	29,279
General and administrative	15,604	17,878	17,633
Impairment of goodwill and intangible assets	17,489	15,970	4,069
Amortization of intangible assets	0	766	2,964
Total operating expenses	179,682	170,027	155,973
OPERATING INCOME	80,474	52,145	104,834
NON-OPERATING INCOME (EXPENSES)
Gain (loss) from disposal of subsidiary	(293)	12,409
Gain from disposal of long-term investments		473
Gain from disposal of short-term investments	169	48	134
Interest income	4,636	6,751	6,301
Foreign exchange gain (loss), net	619	148	(615)
Interest expense	(11)	(3)	(378)
Loss on equity-method investment			(473)
Other income (loss), net	(36)	103	58
Total non-operating income	5,084	19,929	5,027
INCOME BEFORE INCOME TAX	85,558	72,074	109,861
INCOME TAX EXPENSE	5,812	7,676	11,791
NET INCOME	$ 79,746	$ 64,398	$ 98,070
EARNINGS PER ORDINARY SHARE:
Basic	$ 0.57	$ 0.46	$ 0.68
Diluted	$ 0.57	$ 0.46	$ 0.68
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic (Thousands)	139,421	140,708	144,123
Diluted (Thousands)	139,910	141,183	144,512
EARNINGS PER ADS (one ADS equals four ordinary shares):
Basic	$ 2.29	$ 1.83	$ 2.72
Diluted	$ 2.28	$ 1.82	$ 2.71
WEIGHTED AVERAGE ADS OUTSTANDING
Basic (Thousands)	34,855	35,177	36,031
Diluted (Thousands)	34,978	35,296	36,128

[1]	In 2019 and 2020, revenue billed to Japan was reclassified to others.